Goodwill (Details) - Schedule of Goodwill $ in Thousands	6 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Goodwill [Abstract]
Balance at September 30, 2023	$ 5,217
Acquisition of EMI	5,542
Balance at March 31, 2024	$ 10,759